CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 825,645	$ 112,621
Inventory	43,200
Other current assets	23,028
Accounts receivable, net		24,484
Due from related parties		26,775
Total current assets	891,873	163,880
Construction in process - extraction facilities	832,697
Cultivation facility and laboratory equipment and office furniture and fixtures, net of accumulated amortization and depreciation of $39,385 and $0.0 at December 31, 2017 and December 31, 2016, respectively	199,821
Granted patents, net of accumulated amortization of $2,679 and $0.0 for December 31, 2017 and 2016, respectively	139,638
Intangible assets	170,519	32,273
Equity method investments		88,000
Goodwill	4,838,603
Total assets	7,073,151	284,153
Current liabilities:
Accounts payable	371,711	25,048
Accrued expenses	10,184	55,264
Installment loan payable	46,667
Current portion of deferred revenue	180,000	180,000
Accrued wages payable to officers, directors and employees	310,401	113,703
Notes payable to and advances from officers and directors	261,348	57,500
Convertible notes payable, net of a $34,543 debt discount		125,547
Total current liabilities	1,180,311	557,062
Long term liabilities:
Deferred revenue, net of current portion	23,750	203,750
Total liabilities	1,204,061	760,812
COMMITMENTS AND CONTINGENCIES - Note 19
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 10,000,000 shares authorized; 2,000 Series A shares and none outstanding at December 31, 2017 and December 31, 2016, respectively	2,200
Common stock, 100,000,000 shares authorized; 62,862,066 and 50,650,994 outstanding at December 31, 2017 and December 31, 2016, respectively	21,186,888	8,885,674
Accumulated deficit	(15,269,845)	(9,362,333)
Total equity (deficit) attributable to stockholders of the Company	5,919,243	(476,659)
Non-controlling interest (deficit)	(50,153)
Total stockholders' equity (deficit)	5,869,090	(476,659)
Total liabilities and stockholders' equity	$ 7,073,151	$ 284,153